Other Income And Other Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
All other income and commissions:
ATM interchange fees	$ 10,943,000	$ 10,412,000	$ 10,528,000
Electronic banking fees	6,190,000	6,289,000	6,537,000
Letter of credit fees	4,864,000	5,081,000	5,158,000
Deferred compensation	2,042,000	4,685,000	4,461,000
Gains/(loss) on extinguishment of debt	(4,166,000)	0	0
Other	12,390,000	13,874,000	20,257,000
Total	32,263,000	40,341,000	46,941,000
All other expense:
Other insurance and taxes	12,900,000	12,598,000	10,734,000
Tax credit investments	10,767,000	12,103,000	18,655,000
Travel and entertainment	9,095,000	8,959,000	8,366,000
Customer relations	5,726,000	4,916,000	4,578,000
Employee training and dues	4,518,000	5,054,000	4,525,000
Supplies	3,745,000	3,800,000	3,752,000
Miscellaneous loan costs	2,690,000	4,209,000	4,126,000
Litigation and regulatory matters	(2,720,000)	63,654,000	33,313,000
Other	41,952,000	32,579,000	41,195,000
Total	$ 88,673,000	$ 147,872,000	$ 129,244,000